UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
5/31/10 (Unaudited)

COMMON STOCKS (99.7%)(a)
	Shares	Value

Australia (4.4%)
Abacus Property Group (R)	9,468,822	$3,059,603
Alesco Corp., Ltd.	632,868	1,360,409
Beach Petroleum, Ltd.	3,007,404	1,929,847
BlueScope Steel, Ltd.	1,844,235	3,561,074
Corporate Express Australia, Ltd.	689,262	3,265,188
Crane Group, Ltd. (S)	256,608	1,919,311
Flight Centre, Ltd. (S)	305,618	4,202,179
Incitec Pivot, Ltd. (S)	1,771,319	4,459,236
ING Industrial Fund	6,817,552	2,232,765
Kagara Zinc, Ltd. (NON)	5,029,730	2,463,951
Macquarie Office Trust	12,908,400	2,894,509
Pacific Brands, Ltd. (NON)	5,203,903	4,462,931
Sigma Pharmaceuticals, Ltd.	3,028,332	1,272,842
Sims Group, Ltd.	216,116	3,668,093
Valad Property Group (NON)(R)	31,562,741	2,632,591
Wotif.com Holdings, Ltd.	1,351,142	6,964,041
		50,348,570

Austria (1.0%)
Andritz AG	141,449	7,799,727
Bank Austria Creditanstalt AG (F)(NON)	471	--
CA Immobilien Anlagen AG (NON)	198,642	2,082,334
EVN AG	146,458	1,977,012
		11,859,073

Belgium (0.9%)
Euronav NV	167,367	3,028,214
Gimv NV	13,677	620,928
Omega Pharma SA	81,458	3,509,875
UCB SA	100,765	3,315,046
		10,474,063

Bermuda (1.3%)
Aspen Insurance Holdings, Ltd.	216,714	5,474,196
Hiscox, Ltd.	856,535	4,188,887
Ship Finance International, Ltd. (S)	253,071	4,575,524
		14,238,607

Canada (5.3%)
Atco, Ltd. Class I	40,300	1,828,243
Biovail Corp. (S)	328,600	4,958,642
Canaccord Capital, Inc.	976,143	7,955,238
Dorel Industries, Inc. Class B	92,400	3,320,013
Ensign Energy Services, Inc.	321,224	4,049,132
Forzani Group, Ltd. (The)	162,540	2,601,321
Industrial Alliance Insurance and Financial Services,
Inc.	90,000	2,900,462
Inmet Mining Corp.	74,191	3,532,434
InnVest Real Estate Investment Trust (R) (S)	904,500	5,468,249
Lundin Mining Corp. (NON)	1,591,748	5,940,546
Methanex Corp.	332,491	6,989,481
Pason Systems, Inc.	144,861	1,528,119
Precision Drilling Trust (Units) (NON)	585,000	4,026,801
Sherritt International Corp.	829,000	5,256,476
		60,355,157

Cayman Islands (0.2%)
Herbalife, Ltd. (S)	37,500	1,693,125
		1,693,125

China (2.6%)
AAC Acoustic Technologies Holdings, Inc.	2,342,000	3,361,665
Hopson Development Holdings, Ltd. (S)	5,156,000	6,225,540
Kingboard Chemical Holdings, Ltd.	547,000	2,552,235
Perfect World Co., Ltd. ADR (NON)	104,600	2,769,808
Shanda Interactive Entertainment, Ltd. ADR (NON) (S)	51,300	2,103,813
Sinofert Holdings, Ltd.	5,402,000	2,492,696
Sohu.com, Inc. (NON)	50,800	2,245,360
SRE Group, Ltd. (NON) (S)	38,402,000	3,554,763
TPV Technology, Ltd.	6,664,000	3,978,969
		29,284,849

Denmark (1.5%)
Dampskibsselskabet Torm A/S (NON) (S)	257,150	1,998,788
East Asiatic Co., Ltd. A/S (S)	65,976	1,507,099
GN Store Nord (NON)	707,200	5,429,571
H. Lundbeck A/S	191,312	2,801,003
Sydbank A/S (NON)	258,180	5,927,909
		17,664,370

Finland (1.0%)
Cramo OYJ (NON) (S)	239,014	3,614,703
Jaakko Poyry Group OYJ	198,777	2,355,986
Rautaruukki OYJ	123,798	1,968,647
Tieto OYJ	174,900	3,292,376
		11,231,712

France (5.1%)
Air France-KLM (NON)	141,616	1,703,185
Beneteau SA (NON)	298,318	4,030,374
CNP Assurances (S)	19,932	1,394,741
Dassault Systemes SA	108,808	6,270,552
Havas Advertising SA (S)	1,306,935	5,848,428
IMS-International Metal Service (NON)	111,322	1,498,548
Ingenico (S)	155,809	3,191,001
M6-Metropole Television	217,895	4,380,850
Nexans SA (S)	27,285	1,699,691
Nexity (S)	131,725	3,805,581
Publicis Group SA	241,178	9,963,738
Rexel SA (NON)	349,337	4,796,513
SEB SA	49,327	3,289,144
Teleperformance (S)	226,068	6,249,758
		58,122,104

Germany (5.1%)
Carl Zeiss Meditec AG	139,172	1,956,934
Celesio AG	166,831	4,172,093
Deutsche Lufthansa AG (NON)	224,021	2,973,347
Draegerwerk AG & Co., KGaA (Preference)	31,072	1,915,483
ElringKlinger AG (S)	106,186	2,580,568
Gildemeister AG	558,205	5,879,192
HeidelbergCement AG	148,461	7,869,688
Heidelberger Druckmaschinen AG (NON) (S)	432,135	3,777,476
Krones AG	62,800	3,035,565
MTU Aero Engines Holding AG	75,919	4,069,601
Norddeutsche Affinerie AG (S)	159,751	7,343,716
Puma AG Rudolf Dassier Sport	15,561	4,387,411
Rheinmetall AG	59,056	3,356,314
Stada Arzneimittel	83,539	2,991,508
Wincor Nixdorf AG	34,491	2,063,729
		58,372,625

Greece (0.8%)
Mytilineos Holdings SA (NON)	752,190	3,894,633
Public Power Corp. SA (NON)	146,194	2,273,987
Titan Cement Co. SA	170,867	3,091,869
		9,260,489

Hong Kong (1.2%)
Dah Sing Financial Group (NON)	833,600	4,387,793
Industrial & Commercial Bank of China	703,000	1,701,168
VTech Holdings, Ltd. (S)	321,000	3,126,419
Wing Hang Bank, Ltd.	483,000	4,182,447
		13,397,827

India (0.9%)
Hindalco Industries, Ltd.	907,930	2,940,559
Satyam Computer Services., Ltd. (NON)	1,649,153	3,065,062
Tata Iron & Steel Co., Ltd.	451,107	4,790,463
		10,796,084

Indonesia (0.3%)
Medco Energi Internasional Tbk PT	11,608,000	3,382,074
		3,382,074

Ireland (2.5%)
Kingspan Group PLC (NON)	1,046,694	9,216,073
Paddy Power PLC	226,264	6,837,332
Shire PLC	506,826	10,409,327
United Drug PLC	722,702	2,011,449
		28,474,181

Italy (3.5%)
A2A SpA	1,950,100	2,871,956
Arnoldo Mondadori Editore SpA (NON) (S)	937,075	2,895,945
Buzzi Unicem SpA (S)	212,627	2,351,979
Danieli & Co. SpA (S)	277,111	5,479,937
Fondiaria SAI SpA (S)	156,741	1,552,167
Gemina SpA (NON) (S)	3,816,000	2,520,986
Hera SpA	1,624,677	3,047,483
Iride SpA (S)	1,879,597	3,275,696
Merloni Electtrodomestici SpA (S)	278,683	2,956,199
Milano Assicurazioni SpA	1,313,610	2,364,968
Piaggio & C. SpA	463,447	1,374,292
Recordati SpA	1,070,466	7,599,850
Saras SpA (NON)	1,035,054	2,076,315
		40,367,773

Japan (22.4%)
ADEKA Corp.	504,100	4,638,837
Advance Residence Investment Corp. (NON)(R)	2,706	3,615,222
Aeon Delight Co., Ltd. (S)	181,700	3,025,110
Aica Kogyo Co., Ltd.	208,100	2,179,804
Amano Corp.	285,000	2,392,354
Aoyama Trading Co., Ltd.	137,200	2,325,627
ASKUL Corp.	139,100	2,601,861
Axell Corp. (S)	33,600	1,046,427
Brother Industries, Ltd.	273,300	2,992,252
Canon Electronics, Inc.	91,600	2,197,120
Canon Sales Co., Inc.	178,700	2,610,455
Capcom Co., Ltd.	264,000	4,550,985
Central Glass Co., Ltd.	816,000	3,257,416
Chiyoda Integre Co., Ltd.	281,600	3,684,280
Circle K Sunkus Co., Ltd.	181,700	2,346,746
Daifuku Co., Ltd. (S)	963,500	6,495,822
Daimei Telecom Engineering Corp.	289,000	1,945,068
Disco Corp.	50,900	3,417,294
FCC Co., Ltd.	279,600	5,306,661
Hankyu Department Stores	359,000	2,238,360
Hitachi Chemical Co., Ltd.	297,600	5,795,406
Ibiden Co., Ltd.	138,800	4,198,587
ITO EN, Ltd. (S)	178,700	2,506,449
Itochu Techno-Solutions Corp.	42,700	1,526,973
Japan Aviation Electronics Industry, Ltd.	737,000	5,038,168
Japan Real Estate Investment Corp. (R)	481	3,942,581
JSR Corp.	258,800	4,674,724
JTEKT Corp.	115,200	1,193,089
Kaneka Corp.	429,000	2,624,861
Kansai Paint Co., Ltd.	556,000	4,475,004
Kansai Urban Banking Corp. (S)	1,715,000	2,456,340
Keihin Corp.	213,400	3,891,643
Kenedix, Inc. (NON) (S)	9,658	2,430,883
Kobayashi Pharmaceutical Co., Ltd.	108,100	4,334,762
Komori Corp.	442,400	4,609,686
Kose Corp.	171,600	4,009,939
Kuroda Electric Co., Ltd.	244,700	3,386,650
Leopalace21 Corp. (NON)	575,800	2,294,736
Makino Milling Machine Co., Ltd. (NON)	383,000	2,303,085
Mandom Corp. (S)	114,400	3,078,481
Meitec Corp.	166,400	2,996,455
Musashino Bank, Ltd. (The)	85,900	2,302,014
Nifco, Inc.	296,400	6,116,082
Nihon Kohden Corp.	224,000	4,394,918
Nihon Parkerizing Co., Ltd.	354,000	4,354,546
Nippon Electric Glass Co., Ltd.	374,000	4,808,658
Nippon Konpo Unyu Soko Co.	257,000	2,795,103
Nippon Thompson Co., Ltd.	610,000	3,784,199
Nishimatsuya Chain Co., Ltd.	353,800	3,501,588
Nissin Kogyo Co., Ltd.	226,300	3,565,421
Nitto Denko Corp.	191,700	6,818,450
NOK Corp.	394,800	6,321,823
NTT Urban Development Corp.	3,093	2,554,254
Okinawa Cellular Telephone Co.	148	276,910
Okinawa Electric Power Co., Inc. (The)	66,900	3,464,081
Sanwa Holdings Corp.	814,000	2,477,223
Seikagaku Corp.	189,300	1,813,308
Shin-Etsu Polymer Co., Ltd.	679,100	4,239,778
Shinko Electric Industries	138,900	2,003,640
Sohgo Security Services Co., Ltd.	322,700	3,334,817
Stanley Eelctric Co., Ltd.	198,600	3,662,024
Sundrug Co., Ltd. (S)	114,400	2,655,451
Suruga Bank, Ltd. (The)	440,000	3,966,478
Taikisha, Ltd.	220,000	3,022,813
Tamron Co., Ltd.	275,800	3,957,704
Tanabe Seiyaku Co., Ltd.	351,000	4,526,955
Tokai Rika Co., Ltd.	77,300	1,541,955
Tokai Tokyo Securities Co., Ltd.	661,000	2,334,702
Tokyu Land Corp.	1,069,000	3,897,896
Toppan Forms Co., Ltd.	239,800	2,439,890
Toshiba Machine Co., Ltd.	304,000	1,222,926
Toyoda Gosei Co., Ltd. (S)	184,000	4,693,582
Toyota Boshoku Corp.	285,700	4,716,889
Yamaha Corp.	217,400	2,222,504
Yamaha Motor Co., Ltd. (NON)	200,000	2,899,976
Yamato Kogyo Co., Ltd.	172,900	4,591,605
		255,916,366

Mexico (0.9%)
Cemex SAB de CV (Units) (NON)	3,884,296	4,212,303
Grupo Financiero Banorte SA de CV	1,701,600	6,538,090
		10,750,393

Netherlands (2.9%)
Aalberts Industries NV	286,993	3,541,277
Arcadis NV (S)	346,745	6,045,691
Hunter Douglas NV	163,266	7,239,049
Koninklijke Boskalis Westminster NV	161,349	6,070,170
Mediq NV	200,806	3,518,267
Ordina NV (NON)	570,051	2,427,743
SNS Reaal (NON)	371,660	1,838,975
Vastned Offices (Industrial) NV (R)	143,870	1,939,762
		32,620,934

New Zealand (0.2%)
Vector, Ltd.	1,818,532	2,575,171
		2,575,171

Norway (2.4%)
DNO International ASA (NON) (S)	6,817,000	8,217,541
Petroleum Geo-Services ASA (NON)	403,600	4,077,383
Schibsted ASA	129,200	2,564,175
Sparebank 1 SR Bank	710,158	5,237,753
TGS Nopec Geophysical Co. ASA (NON)	396,100	5,362,233
Veidekke ASA	372,200	2,374,115
		27,833,200

Portugal (0.2%)
Banco BPI SA (S)	1,119,799	2,189,197
		2,189,197

Russia (0.4%)
Oriflame Cosmetics SA SDR	101,848	5,041,284
		5,041,284

Singapore (1.0%)
Great Eastern Holdings, Ltd.	219,000	2,481,952
Neptune Orient Lines, Ltd. (NON) (S)	2,598,000	3,471,926
Raffles Education Corp., Ltd. (NON)	13,377,000	3,141,626
Straits Asia Resources, Ltd.	1,737,000	2,233,837
		11,329,341

South Africa (1.1%)
Aquarius Platinum, Ltd. (S)	629,535	3,462,789
Massmart Holdings, Ltd.	368,111	5,659,162
Telkom SA, Ltd.	776,690	3,776,403
		12,898,354

South Korea (2.5%)
Busan Bank	304,050	2,656,685
Cheil Communications, Inc.	170,773	1,713,161
Daegu Bank	433,710	4,967,833
Halla Climate Control	413,750	5,399,034
LG Fashion Corp.	252,420	5,342,577
LG Home Shopping, Inc.	47,556	2,920,998
NHN Corp. (NON)	34,659	4,987,800
		27,988,088

Spain (0.6%)
Fomento de Construcciones y Contratas SA (S)	79,041	1,933,496
Gestevision Telecinco SA (S)	494,467	5,025,092
		6,958,588

Sweden (2.1%)
AF AB Class B	168,120	4,811,655
Cardo AB	94,300	2,521,387
Eniro AB (NON) (S)	1,497,600	3,083,876
Meda AB Class A	426,800	3,250,473
Modern Times Group AB Class B (S)	87,794	4,581,519
PA Resources AB (Rights) (F)(NON)	12,924,982	1,036,790
PA Resources AB (NON) (S)	923,213	807,210
Trelleborg AB Class B	612,000	3,644,258
		23,737,168

Switzerland (5.1%)
Adecco SA	140,968	6,819,638
Baloise Holding AG Class R	55,778	3,933,895
Banque Cantonale Vaudoise (BCV)	25,004	9,691,214
Bucher Industries AG	50,146	5,423,092
Ferrexpo PLC	831,195	3,193,792
Forbo Holding AG	8,215	3,066,149
George Fischer AG (NON)	24,088	7,396,533
Helvetia Patria Holding	6,884	1,837,380
Logitech International SA (NON) (S)	356,903	5,065,969
Partners Group Holding AG	77,482	8,921,720
Sika AG	2,102	3,261,630
		58,611,012

Taiwan (3.0%)
Coretronic Corporation	2,732,000	4,018,965
Greatek Electronics, Inc.	3,313,389	3,302,982
Kinsus Interconnect Technology Corp.	1,585,000	3,621,721
Largan Precision Co., Ltd.	162,000	2,590,422
Lite-On Technology Corp.	3,748,055	4,233,958
Novatek Microelectronics Corp., Ltd.	1,684,780	4,801,579
Powertech Technology, Inc.	746,000	2,216,511
Radiant Opto-Electronics Corp.	3,275,890	4,387,560
Richtek Technology Corp.	321,000	2,952,248
Wistron Corp.	1,387,000	2,269,241
		34,395,187

United Arab Emirates (0.4%)
Dragon Oil PLC (NON)	809,114	4,811,173
		4,811,173

United Kingdom (16.7%)
Aegis Group PLC	3,155,502	5,368,580
Amdocs, Ltd. (NON) (S)	201,175	5,733,488
Amlin PLC	690,863	3,743,297
Arriva PLC	525,898	5,805,189
Ashmore Group PLC	1,560,887	5,664,318
Ashtead Group PLC	3,428,336	5,235,435
Aveva Group PLC	257,886	4,365,876
Barratt Developments PLC (NON)	2,642,380	4,110,464
Bellway PLC	245,078	2,447,540
BlueBay Asset Management	750,100	3,479,736
Brit Insurance Holdings PLC	117,959	1,287,048
Close Brothers Group PLC	324,213	3,356,224
Dana Petroleum PLC (NON)	367,969	5,582,019
Davis Service Group PLC	937,346	5,261,106
Debenhams PLC (NON)	2,497,219	2,130,607
Enterprise Inns PLC (NON)	1,368,991	2,248,751
Greggs PLC	250,790	1,624,818
Halfords Group PLC	877,769	6,222,310
Hargreaves Lansdown, PLC	1,150,533	5,716,090
Hays PLC	2,141,482	3,125,466
Holidaybreak PLC	499,327	1,977,228
Home Retail Group PLC	804,101	2,926,889
IMI PLC	476,887	4,506,238
Informa PLC	502,560	2,741,222
Interserve PLC	841,641	2,472,289
JKX Oil & Gas PLC	1,427,568	4,823,242
Kazakhmys PLC	290,663	4,964,229
Keller Group PLC	259,074	2,254,944
Kier Group PLC (S)	157,324	2,399,785
Lonmin PLC (NON)	111,073	2,692,571
Man Group PLC	507,844	1,703,661
Meggitt Holdings PLC	1,000,208	4,312,493
Michael Page International PLC	784,236	4,198,457
Morgan Sindall PLC	257,716	2,029,977
Next PLC	295,019	8,848,954
Persimmon PLC (NON)	427,929	2,517,652
Rathbone Brothers	324,166	3,890,541
Redrow PLC (NON)	1,936,696	3,578,963
Savills PLC	1,206,961	5,398,173
Schroders PLC	353,177	6,767,742
Segro PLC (R)	429,708	1,775,938
SIG PLC (NON)	1,286,806	2,200,426
Spectris PLC	158,648	1,881,046
Speedy Hire PLC	5,693,221	2,385,577
Taylor Wimpey PLC (NON)	6,398,238	3,151,574
Thomas Cook Group PLC	787,442	2,358,671
Tomkins PLC	2,090,675	7,347,068
Travis Perkins PLC (NON)	288,340	3,288,050
United Business Media PLC	493,117	3,633,299
Vedanta Resources PLC	149,672	4,990,406
		190,525,667

United States (0.2%)
Axis Capital Holdings, Ltd. (S)	62,562	1,901,885
		1,901,885
Total common stocks (cost $1,056,116,633)		$1,139,405,691

U.S. TREASURY OBLIGATIONS (--%)(a)(i)
	Principal amount	Value

U.S. Treasury Inflation Protected Securities 3s,
July 15, 2012	$187,490	$201,309

Total U.S. treasury obligations (cost $201,309)		$201,309

SHORT-TERM INVESTMENTS (10.2%)(a)
	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.07% to 0.28% and
due dates ranging from June 1, 2010 to June 21, 2010
(d)	$112,232,004	$112,229,796
U.S. Treasury Bills, for effective yields ranging from
0.29% to 0.32%, March 10, 2011 (SEGSF)	990,000	987,561
U.S. Treasury Bills, for an effective yield of 0.25%,
December 16, 2010 (SEGSF)	786,000	784,844
U.S. Treasury Bills, for effective yields ranging from
0.24% to 0.36%, November 18, 2010 (SEGSF)	1,480,000	1,476,661
U.S. Treasury Bills, for effective yields ranging from
0.18% to 0.22%, August 26, 2010 (SEGSF)	449,000	448,790
U.S. Treasury Cash Management Bills, for effective
yields ranging from 0.38% to 0.40%, June 10, 2010
(SEGSF)	475,000	474,953

Total short-term investments (cost $116,404,096)		$116,402,605

TOTAL INVESTMENTS

Total investments (cost $1,172,722,038) (b)		$1,256,009,605

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/10 (aggregate face value $268,414,534) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$23,693,692	$25,905,512	6/17/10	$(2,211,820)
British Pound	35,666,123	37,293,037	6/17/10	(1,626,914)
Canadian Dollar	53,856,824	55,315,571	6/17/10	(1,458,747)
Euro	95,245,099	102,108,041	6/17/10	(6,862,942)
Norwegian Krone	14,149,723	15,311,221	6/17/10	(1,161,498)
Singapore Dollar	2,410,379	2,434,335	6/17/10	(23,956)
Swedish Krona	11,060,579	11,798,455	6/17/10	(737,876)
Swiss Franc	17,120,087	18,248,362	6/17/10	(1,128,275)

Total				$(15,212,028)

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/10 (aggregate face value $213,048,412) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$7,825,701	$8,556,876	6/17/10	$731,175
British Pound	24,890,441	26,026,953	6/17/10	1,136,512
Danish Krone	11,615,618	12,169,835	6/17/10	554,217
Euro	63,114,283	67,674,930	6/17/10	4,560,647
Hong Kong Dollar	3,427,695	3,436,452	6/17/10	8,757
Japanese Yen	42,858,759	41,130,329	6/17/10	(1,728,430)
Norwegian Krone	35,640,566	38,551,699	6/17/10	2,911,133
Swedish Krona	14,535,472	15,501,338	6/17/10	965,866

Total				$9,139,877

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2009 through May 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,143,334,503.

(b) The aggregate identified cost on a tax basis is $1,185,184,430, resulting in gross unrealized appreciation and depreciation of $213,222,417 and $142,397,242, respectively, or net unrealized appreciation of $70,825,175.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $106,319,884 which includes an amount for a security which is deemed worthless at period end. Certain of these securities were sold prior to period-end. The fund received cash collateral of $112,229,796 which is pooled with collateral of other Putnam funds into 24 issues of short-term investments.

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $19,572 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $109,788,033 and $139,733,154, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, liquid assets totaling $7,874,646 have been segregated to cover certain derivatives contracts.

ADR or SDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Consumer cyclicals	19.6%
Financials	17.9
Capital goods	15.4
Basic materials	15.0
Technology	11.8

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $564,011 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $7,446,100 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $4,170,100.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Australia	$--	$50,348,570	$--

	Austria	--	11,859,073	--

	Belgium	--	10,474,063	--

	Bermuda	10,049,720	4,188,887	--

	Canada	60,355,157	--	--

	Cayman Islands	1,693,125	--	--

	China	7,118,981	22,165,868	--

	Denmark	--	17,664,370	--

	Finland	--	11,231,712	--

	France	--	58,122,104	--

	Germany	--	58,372,625	--

	Greece	--	9,260,489	--

	Hong Kong	--	13,397,827	--

	India	--	10,796,084	--

	Indonesia	--	3,382,074	--

	Ireland	--	28,474,181	--

	Italy	--	40,367,773	--

	Japan	--	255,916,366	--

	Mexico	10,750,393	--	--

	Netherlands	--	32,620,934	--

	New Zealand	--	2,575,171	--

	Norway	--	27,833,200	--

	Portugal	--	2,189,197	--

	Russia	--	5,041,284	--

	Singapore	--	11,329,341	--

	South Africa	--	12,898,354	--

	South Korea	--	27,988,088	--

	Spain	--	6,958,588	--

	Sweden	--	22,700,378	1,036,790

	Switzerland	--	58,611,012	--

	Taiwan	--	34,395,187	--

	United Arab Emirates	--	4,811,173	--

	United Kingdom	5,733,488	184,792,179	--

	United States	1,901,885	--	--

Total common stocks		97,602,749	1,040,766,152	1,036,790

U.S. Treasury Obligations			201,309

Short-term investments		--	116,402,605	--

Totals by level		$97,602,749	$1,157,370,066	$1,036,790

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts to buy		$--	$(15,212,028)	$--

Forward currency contracts to sell			9,139,877

Totals by level		$--	$(6,072,151)	$--

At the start and close of the reporting period, Level 3 securities are not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$10,868,307	$16,940,458

Total	$10,868,307	$16,940,458

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: July 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2011

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
5/31/10 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value

Aerospace and defense (1.4%)
BE Aerospace, Inc. (NON)	26,400	$715,968
GenCorp, Inc. (NON) (S)	132,800	690,560
Innovative Solutions & Support, Inc. (NON)	115,493	593,634
Teledyne Technologies, Inc. (NON)	11,500	452,065
		2,452,227

Airlines (1.3%)
Copa Holdings SA Class A (Panama)	8,700	443,700
Hawaiian Holdings, Inc. (NON)	142,900	1,017,448
SkyWest, Inc.	63,500	931,228
		2,392,376

Automotive (1.0%)
American Axle & Manufacturing Holdings, Inc. (NON) (S)	81,300	729,261
ArvinMeritor, Inc. (NON) (S)	78,500	1,141,390
		1,870,651

Banking (10.3%)
Bancorp, Inc. (NON)	184,400	1,469,668
Bond Street Holdings, LLC Class A (F)(NON)	22,389	458,975
Columbia Banking Systems, Inc.	47,796	1,067,285
Danvers Bancorp, Inc.	35,034	554,588
ESSA Bancorp, Inc.	79,187	993,005
First Citizens BancShares, Inc. Class A	6,300	1,260,000
First Community Bancshares Inc.	102,500	1,646,150
First Financial Bancorp	91,200	1,449,624
First Horizon National Corp. (NON)	69,771	868,649
First Midwest Bancorp, Inc. (S)	25,468	353,241
Hudson Valley Holding Corp.	16,985	406,281
Metro Bancorp, Inc. (NON)	75,149	976,186
PacWest Bancorp	36,800	766,912
Popular, Inc. (Puerto Rico) (NON)	99,200	300,576
Seacoast Banking Corp. of Florida (NON) (S)	107,396	202,978
Susquehanna Bancshares, Inc.	108,600	952,422
SVB Financial Group (NON)	27,100	1,215,706
Trustmark Corp.	28,533	638,283
UMB Financial Corp.	22,000	856,900
United Financial Bancorp, Inc.	55,700	755,292
Washington Federal, Inc.	31,423	542,989
Whitney Holding Corp.	54,520	646,062
		18,381,772

Biotechnology (0.6%)
Viropharma, Inc. (NON)	89,700	1,091,649
		1,091,649

Capital goods (0.6%)
Schawk, Inc.	60,226	1,019,626
		1,019,626

Chemicals (3.7%)
A. Schulman, Inc.	18,891	419,852
Koppers Holdings, Inc.	34,900	945,441
Kraton Performance Polymers, Inc. (NON)	61,592	1,262,636
OM Group, Inc. (NON)	31,000	925,350
Omnova Solutions, Inc. (NON)	95,900	770,077
PolyOne Corp. (NON)	103,000	1,028,970
RPM, Inc.	65,800	1,303,498
		6,655,824

Coal (0.4%)
James River Coal Co. (NON)	48,700	781,148
		781,148

Commercial and consumer services (1.9%)
Aaron Rents, Inc.	61,550	1,229,769
Alliance Data Systems Corp. (NON) (S)	13,100	925,646
Deluxe Corp.	59,900	1,286,053
		3,441,468

Communications equipment (2.1%)
ARRIS Group, Inc. (NON)	85,051	933,009
Comtech Telecommunications Corp. (NON)	31,700	913,277
Netgear, Inc. (NON)	35,300	801,663
Tellabs, Inc.	127,500	1,147,500
		3,795,449

Components (0.9%)

Oplink Communications, Inc. (NON)	112,595	1,612,360
		1,612,360

Computers (2.5%)
Cogent, Inc. (NON)	114,800	1,024,016
Quantum Corp. (NON)	341,600	802,760
SMART Modular Technologies WWH, Inc. (NON)	152,354	935,454
Smith Micro Software, Inc. (NON)	108,200	1,065,770
TeleCommunication Systems, Inc. Class A (NON)	137,726	690,007
		4,518,007

Consumer goods (1.0%)
American Greetings Corp. Class A	50,456	1,189,752
Newell Rubbermaid, Inc. (S)	40,600	676,396
		1,866,148

Consumer services (0.4%)
Stamps.com, Inc. (NON)	69,200	725,216
		725,216

Distribution (1.0%)
School Specialty, Inc. (NON)	36,153	776,928
Spartan Stores, Inc. (S)	69,400	1,057,656
		1,834,584

Electric utilities (3.5%)
Avista Corp.	86,000	1,659,800
Great Plains Energy, Inc.	74,800	1,312,740
UIL Holdings Corp.	37,400	945,472
UniSource Energy Corp.	73,800	2,278,944
		6,196,956

Electrical equipment (0.5%)
WESCO International, Inc. (NON) (S)	24,100	901,340
		901,340

Electronics (2.5%)
EnerSys (NON)	46,350	1,042,875
Mellanox Technologies, Ltd. (Israel) (NON)	42,919	997,867
MIPS Technologies, Inc. (NON)	251,500	1,244,925
TTM Technologies, Inc. (NON)	95,622	1,106,347
		4,392,014

Energy (oil field) (1.4%)
Helix Energy Solutions Group, Inc. (NON)	63,600	692,604
Superior Well Services, Inc. (NON) (S)	62,458	943,740
Tidewater, Inc.	22,800	953,268
		2,589,612

Engineering and construction (0.6%)
EMCOR Group, Inc. (NON)	41,900	1,046,243
		1,046,243

Financial (1.0%)
MGIC Investment Corp. (NON) (S)	78,200	731,952
NewStar Financial, Inc. (NON)	152,800	1,058,904
		1,790,856

Food (1.1%)
Ruddick Corp.	26,100	861,822
Weiss Markets, Inc.	30,300	1,023,231
		1,885,053

Forest products and packaging (2.1%)
Buckeye Technologies, Inc. (NON)	78,700	953,844
Louisiana-Pacific Corp. (NON)	109,077	927,155
Rock-Tenn Co. Class A	17,900	921,134
Universal Forest Products, Inc.	27,042	1,001,906
		3,804,039

Health-care services (2.8%)
Addus HomeCare Corp. (NON)	63,465	397,291
Amedisys, Inc. (NON) (S)	18,100	899,932
AmSurg Corp. (NON)	39,400	780,120
Health Management Associates, Inc. Class A (NON)	121,448	1,129,466
Lincare Holdings, Inc. (NON) (S)	20,600	964,492
Providence Service Corp. (The) (NON)	51,992	852,149
		5,023,450

Homebuilding (0.4%)
M/I Schottenstein Homes, Inc. (NON)	60,028	710,732
		710,732

Insurance (5.8%)
Allied World Assurance Company Holdings, Ltd. (Bermuda)	30,300	1,360,773
American Equity Investment Life Holding Co.	91,867	864,468
Arch Capital Group, Ltd. (NON)	18,200	1,338,064
Assured Guaranty, Ltd. (Bermuda)	43,400	729,120
Employers Holdings, Inc.	62,928	1,003,702
Hanover Insurance Group, Inc. (The)	42,300	1,840,050
HCC Insurance Holdings, Inc.	35,900	900,013
Infinity Property & Casualty Corp.	28,800	1,347,840
Reinsurance Group of America, Inc. Class A	20,600	967,582
		10,351,612

Investment banking/Brokerage (2.8%)
Cowen Group, Inc. (NON)	143,054	678,076
E*Trade Financial Corp. (NON)	520,800	770,784
Investment Technology Group, Inc. (NON)	48,300	814,338
SWS Group, Inc.	50,039	502,392
TradeStation Group, Inc. (NON)	234,600	1,668,006
Waddell & Reed Financial, Inc. Class A	24,800	664,888
		5,098,484

Machinery (2.0%)
Applied Industrial Technologies, Inc.	34,200	943,236
Cascade Corp.	24,523	816,125
DXP Enterprises, Inc. (NON)	67,100	1,047,431
H&E Equipment Services, Inc. (NON)	76,200	761,238
		3,568,030

Manufacturing (2.7%)
EnPro Industries, Inc. (NON)	26,600	840,028
Exide Technologies (NON) (S)	159,800	680,748
General Cable Corp. (NON)	38,400	1,196,544
LSB Industries, Inc. (NON)	67,300	1,100,355
Titan International, Inc. (S)	95,300	1,007,321
		4,824,996

Medical technology (1.4%)
Cutera, Inc. (NON)	95,305	846,308
Palomar Medical Technologies, Inc. (NON)	81,317	875,784
Vital Images, Inc. (NON)	54,300	744,996
		2,467,088

Metal fabricators (0.7%)
Mueller Industries, Inc.	49,900	1,322,849
		1,322,849

Metals (1.0%)
Gibraltar Industries, Inc. (NON)	69,100	906,592
Horsehead Holding Corp. (NON)	82,328	858,681
		1,765,273

Natural gas utilities (2.3%)
Energen Corp.	36,700	1,624,709
Southwest Gas Corp.	85,100	2,520,662
		4,145,371

Office equipment and supplies (0.3%)
Ennis Inc.	26,600	467,894
		467,894

Oil and gas (3.3%)
Approach Resources, Inc. (NON)	85,667	614,232
Penn Virginia Corp.	24,900	545,061
Petroquest Energy, Inc. (NON)	73,852	463,791
Pioneer Drilling Co. (NON)	140,225	831,534
Rex Energy Corp. (NON)	56,500	590,425
Rosetta Resources, Inc. (NON)	61,900	1,357,467
St. Mary Land & Exploration Co.	35,100	1,517,724
		5,920,234

Pharmaceuticals (1.3%)
Jazz Pharmaceuticals, Inc. (NON) (S)	107,200	869,392
Questcor Pharmaceuticals, Inc. (NON)	149,100	1,411,977
		2,281,369

Publishing (0.8%)
McClatchy Co. (The) Class A (NON) (S)	167,600	811,184
MDC Partners, Inc. Class A (Canada)	46,200	562,716
		1,373,900

Railroads (0.3%)
RailAmerica, Inc. (NON)	40,800	455,736
		455,736

Real estate (6.0%)
Apartment Investment & Management Co. Class A (R)	22,200	457,986
Chimera Investment Corp. (R)	349,600	1,377,424
Colony Financial, Inc. (R)	46,108	838,705
DCT Industrial Trust, Inc. (R)	147,300	712,932
Essex Property Trust, Inc. (R)	5,100	536,673
Glimcher Realty Trust (R)	46,200	321,552
Government Properties Income Trust (R) (R)	38,100	1,014,222
LaSalle Hotel Properties (R)	28,200	634,500
MFA Mortgage Investments, Inc. (R)	85,960	630,087
National Health Investors, Inc. (R)	24,600	1,013,028
National Retail Properties, Inc. (R)	15,200	334,096
PS Business Parks, Inc. (R)	8,200	442,062
Retail Opportunity Investments Corp. (NON)	89,200	861,672
Tanger Factory Outlet Centers, Inc. (R)	10,900	453,658
Taubman Centers, Inc. (R) (S)	16,200	655,938
Winthrop Realty Trust (R)	35,837	458,714
		10,743,249

Restaurants (0.7%)
Domino's Pizza, Inc. (NON)	96,429	1,253,577
		1,253,577

Retail (6.7%)
Charming Shoppes, Inc. (NON)	168,900	770,184
Dress Barn, Inc. (NON)	42,000	1,150,380
Express, Inc. (NON)	46,988	671,928
Haverty Furniture Cos., Inc.	21,200	343,652
Iconix Brand Group, Inc. (NON)	70,200	1,140,750
Jos. A. Bank Clothiers, Inc. (NON)	22,800	1,383,504
Kenneth Cole Productions, Inc. Class A (NON)	65,631	772,477
Lithia Motors, Inc. Class A	79,900	652,783
OfficeMax, Inc. (NON)	56,700	1,010,961
Pier 1 Imports, Inc. (NON) (S)	90,454	719,109
Stage Stores, Inc.	70,200	994,734
Steven Madden, Ltd. (NON)	25,294	853,167
Talbots, Inc. (NON) (S)	100,082	1,505,233
		11,968,862

Schools (1.4%)
Career Education Corp. (NON) (S)	37,700	1,055,600
Grand Canyon Education, Inc. (NON)	25,700	631,192
Lincoln Educational Services Corp. (NON)	37,500	893,625
		2,580,417

Semiconductor (2.8%)
Atmel Corp. (NON)	294,500	1,503,423
Cirrus Logic, Inc. (NON)	77,255	1,098,180
Cymer, Inc. (NON) (S)	31,399	950,448
Ultra Clean Holdings, Inc. (NON)	159,437	1,422,178
		4,974,229

Shipping (0.4%)
Scorpio Tankers, Inc. (Monaco) (NON)	68,500	782,270
		782,270

Software (0.5%)
SYNNEX Corp. (NON)	34,900	932,877
		932,877

Technology (0.6%)
Electro Scientific Industries, Inc. (NON)	82,400	1,058,840
		1,058,840

Technology services (3.1%)
BancTec, Inc. 144A (F)(NON)	160,833	884,582
CSG Systems International, Inc. (NON)	63,300	1,298,916
infoGROUP, Inc. (NON)	134,575	1,065,161
Infospace, Inc. (NON)	74,700	614,781
United Online, Inc.	153,900	1,048,829
Web.com Group, Inc. (NON)	190,487	721,946
		5,634,215

Telecommunications (2.3%)
DigitalGlobe, Inc. (NON)	36,639	1,024,793
Earthlink, Inc.	129,499	1,112,396
NTELOS Holdings Corp.	65,600	1,177,520
TeleNav, Inc. (NON) (S)	97,435	817,480
		4,132,189

Textiles (1.5%)
Carter's, Inc. (NON)	36,689	1,121,216
Phillips-Van Heusen Corp.	27,664	1,514,051
		2,635,267

Toys (0.4%)

RC2 Corp. (NON)	36,405	677,133
		677,133

Trucks and parts (2.2%)
ATC Technology Corp. (NON)	60,553	1,132,341
Douglas Dynamics, Inc. (NON)	64,685	766,517
Modine Manufacturing Co. (NON)	92,100	1,070,202
Tenneco Automotive, Inc. (NON)	47,100	1,043,734
		4,012,794
Total common stocks (cost $150,718,309)		$176,207,555

INVESTMENT COMPANIES (0.6%)(a)
	Shares	Value

Hercules Technology Growth Capital, Inc.	113,271	$997,918

Total investment companies (cost $1,164,372)		$997,918

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Seacoast Banking Corp. of Florida 15.00% 144A cv. pfd.	297	$297,000

Total convertible preferred stocks (cost $297,000)		$297,000

SHORT-TERM INVESTMENTS (9.0%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund - 0.24% (e)	2,177,168	$2,177,168
Short-term investments held as collateral for loaned
securities with yields ranging from 0.07% to 0.28% and
due dates ranging from June 1, 2010 to June 21, 2010
(d)	$13,954,908	13,954,525

Total short-term investments (cost $16,131,693)		$16,131,693

TOTAL INVESTMENTS

Total investments (cost $168,311,374) (b)		$193,634,166

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2010 through May 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $179,211,437.

(b) The aggregate identified cost on a tax basis is $171,678,845, resulting in gross unrealized appreciation and depreciation of $34,022,724 and $12,067,403, respectively, or net unrealized appreciation of $21,955,321.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $13,394,097. The fund received cash collateral of $13,954,525 which is pooled with collateral of other Putnam funds into 23 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,102 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $13,874,409 and $15,080,372, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$12,225,136	$--	$--

	Capital goods	19,615,999	--	--

	Communication services	4,132,189	--	--

	Consumer cyclicals	22,678,013	--	--

	Consumer staples	10,144,995	--	--

	Energy	9,290,994	--	--

	Financials	45,906,998	--	458,975

	Health care	10,863,556	--	--

	Technology	26,033,409	--	884,582

	Transportation	3,630,382	--	--

	Utilities and power	10,342,327	--	--

Total common stocks		174,863,998	--	1,343,557

Convertible preferred stocks		--	297,000	--

Investment companies		997,918	--	--

Short-term investments		2,177,168	13,954,525	--

Totals by level		$178,039,084	$14,251,525	$1,343,557

At the start and close of the reporting period, Level 3 securities are not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: July 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2010